Document and Entity Information	Jun. 07, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 07, 2023
Entity Registrant Name	GENERAL DYNAMICS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3671
Entity Tax Identification Number	13-1673581
Entity Address, Address Line One	11011 Sunset Hills Road
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	876-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	GD
Security Exchange Name	NYSE
Amendment Description	On June 8, 2023, General Dynamics Corporation (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) disclosing that the Board of Directors (the “Board”) of the Company had elected Charles W. Hooper as a member of the Board, effective as of June 7, 2023. Committee assignments for Mr. Hooper had not been determined as of the filing of the Initial 8-K. The Board has appointed Mr. Hooper to its Nominating and Corporate Governance Committee (the “Committee”) in advance of the next regularly scheduled meeting of the Committee to be held on October 3, 2023, having determined that Mr. Hooper satisfies all applicable requirements to serve on the Committee.
Entity Central Index Key	0000040533